Equity Method Investment in the Joint Venture - Summarized Financial Information of the Joint Venture (Detail) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Net revenue	$ 2,459,593	$ 2,445,390	$ 309,587	$ 3,281,729	$ 3,298,843
Cost of operations (exclusive of depreciation and amortization)	998,943	1,007,328	133,688	1,354,655	1,407,893
Customer postage	171,288	180,706	26,132	238,618	274,397
Net income (loss)	$ 102,973	$ 138,955	$ (83,592)	176,670	192,442
Current assets				980,463	901,712
Long-term assets				5,223,675	5,299,215
Current liabilities				889,783	969,495
Long-term liabilities				$ 6,219,141	$ 6,297,612